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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2009

Check here if Amendment [_]; Amendment Number:
                                               ------------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA  24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

Signature, Place, and Date of Signing:


/s/ John D. Doyle, Jr.            Lynchburg, VA                 07/06/09
--------------------------   ------------------------   ------------------------
[Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           56
Form 13F Information Table Value Total:       71,970
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
Name of                       Title of               Value     Shrs or                     Investment      Voting Authority
Issuer                         Class      CUSIP    (x $1000)    Pm Amt   SH/PRN  Put/Call  Discretion     Sole    Shared  None
---------------------------  ---------  ---------  ---------  ---------  ------  --------  ----------  ---------  ------  ----
ABB Ltd                      common     000375204       254      16,125                       Sole        16,125
Archer Daniels Midland       common     039483102       338      12,629                       Sole        12,629
Abbott Labs                  common     002824100     2,473      52,576                       Sole        52,576
A T & T                      common     00206R102       943      37,972                       Sole        37,972
A T & T Pfd 6.375%           preferred  00211G208     1,157      45,400                       Sole        45,400
Bank of America              common     060505104       814      61,636                       Sole        61,636
BB&T                         common     054937107       626      28,493                       Sole        28,493
Becton Dickinson             common     075887109       696       9,755                       Sole         9,755
BHP Billiton                 common     088606108     1,747      31,929                       Sole        31,929
Boeing                       common     097023105       494      11,625                       Sole        11,625
BP                           common     055622104       892      18,707                       Sole        18,707
Burlington N Sant            common     12189T104       585       7,950                       Sole         7,950
Canadian Natl Railway        common     136375102       856      19,925                       Sole        19,925
Caterpillar                  common     149123101       712      21,550                       Sole        21,550
Chesapeake Energy            common     165167107     1,037      52,300                       Sole        52,300
Chevron Corp                 common     166764100       765      11,550                       Sole        11,550
Cisco                        common     17275R102       475      25,475                       Sole        25,475
Coca-Cola                    common     191216100     1,526      31,798                       Sole        31,798
Conoco Phillips              common     20825C104     2,222      52,829                       Sole        52,829
CVS/Caremark                 common     126650100       950      29,810                       Sole        29,810
Developers Diversified Rlty  common     251591103       119      24,464                       Sole        24,464
Devon Energy                 common     25179M103       474       8,700                       Sole         8,700
Dominion Resources           common     25746U109     1,065      31,864                       Sole        31,864
Exelon Corp                  common     30161N101       449       8,775                       Sole         8,775
Exxon- Mobil                 common     30231G102     7,909     113,136                       Sole       113,136
Fedex Corp                   common     31428X106       528       9,501                       Sole         9,501
Financial Sector SPDR Fund   common     813694605       265      22,200                       Sole        22,200
FPL Group                    common     302571104     1,232      21,675                       Sole        21,675
GE                           common     369604103     2,565     218,866                       Sole       218,866
General Mills                common     370334104       964      17,200                       Sole        17,200
Health Care REIT             common     42217K106       253       7,425                       Sole         7,425
Hewlett Packard              common     428236103     1,274      32,950                       Sole        32,950
Intel                        common     458140100       309      18,680                       Sole        18,680
International Bus. Mach.     common     459200101     1,781      17,053                       Sole        17,053
ishares Healthcare Ind       common     464287762       970      17,925                       Sole        17,925
ishares Lehman 1-3 yr Trs    common     464287547       498       5,950                       Sole         5,950
ishares Technology Index     common     464287721       626      14,075                       Sole        14,075
ITT Industries               common     450911102       764      17,175                       Sole        17,175
Johnson & Johnson            common     478160104     4,449      78,322                       Sole        78,322
Lincoln Natl Corp            common     534187109       484      28,099                       Sole        28,099
3M                           common     604059105     1,440      23,962                       Sole        23,962
Modine                       common     607828100        54      11,175                       Sole        11,175
Norfolk Southern             common     655844108     1,625      43,143                       Sole        43,143
Norvartis ADR                common     66987V109       493      12,075                       Sole        12,075
Nuveen Municipal Value       common     670928100       756      82,500                       Sole        82,500
PepsiCo                      common     713448108     4,386      79,812                       Sole        79,812
Philip Morris Intl           common     718172109       347       7,947                       Sole         7,947

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
Plum Creek Timber            common     729251108       582      19,550                       Sole        19,550
Procter & Gamble             common     742718109     5,376     105,197                       Sole       105,197
Progress Energy              common     743263105       665      17,574                       Sole        17,574
SPDR Tr I Unit Ser 1         common     78462F103       545       5,924                       Sole         5,924
United Technologies          common     913017109     4,025      77,469                       Sole        77,469
Valero Energy                common     91913Y100       209      12,400                       Sole        12,400
Verizon                      common     92343V104     3,410     110,978                       Sole       110,978
WalMart                      common     931142103     1,226      25,300                       Sole        25,300
Wells Fargo                  common     949746101       291      11,986                       Sole        11,986
                                                     71,970   1,941,061                                1,941,061